FAIR VALUE MEASUREMENTS (Details) - USD ($)	22 Months Ended	25 Months Ended
	Dec. 31, 2022	Mar. 31, 2023	Dec. 31, 2021
Assets - Investments held in Trust Account:
Transfers to / from level 3	$ 0	$ 0
Level 1 | Recurring | Money market fund
Assets - Investments held in Trust Account:
Assets, fair Value	$ 277,949,215	$ 280,746,517	$ 275,012,561